CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues	$ 133,217	$ 169,080	$ 307,702
Cost of revenues	(98,375)	(173,212)	(218,549)
Gross profit/(loss)	34,842	(4,132)	89,153
Operating expenses
Research and development expenses	(7,548)	(9,216)	(9,527)
Sales and marketing expenses	(37,213)	(44,613)	(52,872)
General and administrative expenses	(28,055)	(51,668)	(39,643)
Impairment of long-lived assets	(2,837)	(4,403)
Impairment of goodwill		(80,137)
Total operating expenses	(75,653)	(190,037)	(102,042)
Operating loss	(40,811)	(194,169)	(12,889)
Interest income	2,035	1,478	824
Interest expense	(1,428)	(2,057)	(4,089)
Other gains/(losses), net	2,042	(19,165)	2,203
Loss before share of loss from an equity investee and income tax expense	(38,162)	(213,913)	(13,951)
Share of loss from an equity investee	(61)	(75)	(107)
Income tax (expense)/credit	(647)	11,182	(2,540)
Net loss	(38,870)	(202,806)	(16,598)
Net loss attributable to non-controlling interests	180	1,931	2,967
Net loss attributable to iClick Interactive Asia Group Limited's ordinary shareholders	(38,690)	(200,875)	(13,631)
Other comprehensive income/(loss):
Change in net retirement benefits plan - prior service cost	(32)
Foreign currency translation adjustment, net of US$nil tax	(3)	(5,060)	3,484
Comprehensive loss	(38,905)	(207,866)	(13,114)
Comprehensive loss attributable to non-controlling interests	232	2,045	2,823
Comprehensive loss attributable to iClick Interactive Asia Group Limited	$ (38,673)	$ (205,821)	$ (10,291)
Net loss per share attributable to iClick Interactive Asia Group Limited
- Basic	$ (0.75)	$ (3.98)	$ (0.28)
- Diluted	$ (0.75)	$ (3.98)	$ (0.28)
Weighted average number of ordinary shares used in per share calculation:
- Basic	51,118,300	50,420,225	48,187,235
- Diluted	51,118,300	50,420,225	48,187,235